SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred, revenue beginning	$ 86,681	$ 107,674
Revenue recognized	(90,781)	(21,852)
Unearned revenues received	223,426	1,744
Foreign exchange	(9,577)	(885)
Deferred income gross	209,749	86,681
Current portion	165,237	18,542
Long term portion	44,512	68,139
Deferred Income net	$ 209,749	$ 86,681